Share Capital - Common Shares (Details) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares
Reconciliation of number of shares outstanding [abstract]
Stock options exercised (in shares)	115	900
Common shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding, beginning of year (in shares)	586,000	585,100
Stock options exercised (in shares)	400	900
Number of shares outstanding, end of year (in shares)	586,400	586,000
Balance, beginning of year | $	$ 8,305	$ 8,262
Stock options exercised | $	6	43
Balance, end of year | $	$ 8,311	$ 8,305